DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 415,177		$ 415,177		$ 213,741	$ 2,611,125
Gain (loss) fair value of derivative liabilities	$ 16,294	$ 506,979	$ 12,107	$ 432,199	$ 180,552	$ 828,614